UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:   1/31/12

Item 1.  Schedule of Investments.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Amerigo Fund
January 31, 2012 (Unaudited)
	Shares	Value

Equity Funds - 99.78%
Commodity Funds - 1.86%
PowerShares DB Agriculture Fund *	10,000	$ 290,000
PowerShares DB Gold Fund *	60,000	3,636,000
PowerShares DB Precious Metals Fund *	60,000	3,648,000
United States Commodity Index Fund *	25,000	1,528,500
		9,102,500
Emerging Markets - 18.47%
iShares MSCI All Country Asia ex Japan Index Fund	190,000	10,465,200
iShares MSCI BRIC Index Fund	80,000	3,292,800
iShares MSCI Emerging Markets Index Fund	380,000	16,009,400
iShares S&P Asia 50 Index Fund	55,000	2,370,500
iShares S&P Latin America 40 Index Fund	200,000	9,292,000
SPDR S&P BRIC 40 ETF	180,000	4,467,600
SPDR S&P China ETF	170,000	11,704,500
SPDR S&P Emerging Asia Pacific ETF	150,000	10,995,000
Vanguard MSCI Emerging Markets ETF	520,000	22,006,400
		90,603,400
International Equity - 5.84%
iShares MSCI Canada Index Fund	130,000	3,654,300
iShares MSCI Germany Index Fund	400,000	8,532,000
iShares MSCI Pacific ex-Japan Index Fund	120,000	5,145,600
iShares MSCI Sweden Index Fund	80,000	2,148,000
iShares S&P Global 100 Index Fund	70,000	4,238,500
Vanguard FTSE All-World ex-US ETF	75,000	3,177,750
Vanguard MSCI Europe ETF	40,000	1,747,600
		28,643,750
Large Cap Blend - 13.36%
Barclays ETN+Long C Leveraged ETN Linked to S&P 500 *	20,000	2,907,200
iShares S&P 100 Index Fund	65,000	3,865,550
iShares S&P 500 Index Fund	60,000	7,906,200
SPDR S&P 500 ETF Trust	159,000	20,862,390
Vanguard Large-Cap ETF	270,000	16,224,300
Vanguard Mega Cap 300 ETF	10,000	448,900
Vanguard Total Stock Market ETF	197,000	13,309,320
		65,523,860
Large Cap Growth - 7.21%
iShares Russell 1000 Growth Index Fund	360,000	22,060,800
PowerShares QQQ Trust Series 1	220,000	13,312,200
		35,373,000
AdvisorOne Funds Quarterly Report

Schedule of Investments - Amerigo Fund (Continued)
January 31, 2012 (Unaudited)
	Shares	Value
Large Cap Value - 5.38%
iShares High Dividend Equity Fund	120,000	$ 6,546,000
iShares Morningstar Large Value Index Fund	50,000	3,011,000
RevenueShares Large Cap ETF	270,000	6,588,000
SPDR Dow Jones Industrial Average ETF Trust	20,000	2,520,800
Vanguard Dividend Appreciation ETF	59,000	3,308,130
Vanguard Value ETF	81,000	4,399,110
		26,373,040
Mid Cap Blend - 22.54%
iShares Russell Midcap Index Fund	270,000	28,182,600
iShares S&P MidCap 400 Index Fund	75,000	7,004,250
SPDR S&P MidCap 400 ETF Trust	120,000	20,400,000
Vanguard Extended Market ETF	300,000	16,734,000
Vanguard Mid-Cap ETF	498,000	38,236,440
		110,557,290
Mid Cap Growth - 2.97%
iShares Russell Midcap Growth Index Fund	247,000	14,577,940

Small Cap Blend - 7.85%
iShares Russell 2000 Index Fund	195,000	15,418,650
Vanguard Small Cap ETF	310,000	23,098,100
		38,516,750
Specialty - 14.30%
iShares Dow Jones US Pharmaceuticals Index Fund	60,000	4,674,000
iShares Nasdaq Biotechnology Index Fund	60,000	6,960,000
iShares S&P Global Energy Sector Index Fund	10,000	393,600
SPDR Consumer Staples Select Sector Fund	200,000	6,406,000
SPDR Energy Select Sector Fund	325,000	22,967,750
SPDR Financial Select Sector Fund	25,000	351,500
SPDR Health Care Select Sector Fund	340,000	12,172,000
SPDR S&P Biotech ETF *	60,000	4,596,600
SPDR S&P Pharmaceuticals ETF	80,000	4,204,800
SPDR Technology Select Sector Fund	275,000	7,438,750
		70,165,000

Total Equity Funds (cost $440,791,031)		489,436,530

AdvisorOne Funds Quarterly Report

Schedule of Investments - Amerigo Fund (Continued)
January 31, 2012 (Unaudited)
	Shares	Value
Money Market Funds - 1.08%
Fifth Third Institutional Money Market Fund	5,316,342	$ 5,316,342
Total Money Market Funds (cost $5,316,342)		5,316,342

Total Investments (cost $446,107,373)(a) - 100.86%		$ 494,752,872
Liabilities In Excess of Other Assets - (0.86)%		(4,231,877)
NET ASSETS - 100.00%		$ 490,520,995

*Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 53,330,706
	Unrealized depreciation:	(4,685,207)
	Net unrealized appreciation:	$ 48,645,499

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Amerigo Fund (Continued)
January 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$489,436,530	$ -	$ -	$489,436,530
Money Market Funds	5,316,342	-	-	5,316,342
Total	$494,752,872	$ -	$ -	$494,752,872

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & 2 during the period.

It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Clermont Fund
January 31, 2012 (Unaudited)
	Shares	Value
Common Stock - 0.44%
Diversified Companies - 0.44%
Berkshire Hathaway, Inc. - Class B *	15,000	$ 1,175,550
Total Common Stock (cost $1,155,375)		1,175,550

Bond Funds - 35.92%
iShares 10+ Year Credit Bond Fund	1,000	59,060
iShares Barclays 1-3 Year Credit Bond Fund	3,000	314,400
iShares Barclays 3-7 Year Treasury Bond Fund	1,000	122,810
iShares Barclays 7-10 Year Treasury Bond Fund	1,000	106,480
iShares Barclays Aggregate Bond Fund	1,000	111,050
iShares Barclays Credit Bond Fund	290,000	32,030,500
iShares Barclays Intermediate Credit Bond Fund	15,000	1,626,000
iShares iBoxx $ High Yield Corporate Bond Fund	224,000	20,325,760
iShares iBoxx $ Investment Grade Corporate Bond Fund	147,000	17,081,400
PIMCO Enhanced Short Maturity Strategy Fund	4,000	401,840
SPDR Barclays Capital Aggregate Bond ETF	1,000	58,170
SPDR Barclays Capital High Yield Bond ETF	305,000	12,038,350
SPDR Barclays Capital Intermediate Term Credit Bond ETF	21,000	710,430
SPDR Barclays Capital Long Term Credit Bond ETF	1,000	39,800
SPDR Barclays Capital Short Term Corporate Bond ETF	3,000	91,350
Vanguard Intermediate-Term Bond ETF	3,000	264,900
Vanguard Intermediate-Term Corporate Bond ETF	25,000	2,106,750
Vanguard Long-Term Corporate Bond ETF	1,000	87,750
Vanguard Short-Term Bond ETF	5,000	406,500
Vanguard Short-Term Corporate Bond ETF	3,000	236,160
Vanguard Total Bond Market ETF	80,000	6,725,600
Total Bond Funds (cost $87,335,075)		94,945,060

Equity Funds - 54.81%
Commodity Funds - 1.49%
PowerShares DB Commodity Index Tracking Fund *	10,000	278,300
PowerShares DB Gold Fund *	25,000	1,515,000
PowerShares DB Precious Metals Fund *	25,000	1,520,000
United States Commodity Index Fund *	10,000	611,400
		3,924,700
Emerging Markets - 6.42%
iShares MSCI All Country Asia ex Japan Index Fund	40,000	2,203,200
iShares MSCI Emerging Markets Index Fund	40,000	1,685,200
iShares S&P Latin America 40 Index Fund	20,000	929,200
SPDR S&P BRIC 40 ETF	30,000	744,600
SPDR S&P Emerging Asia Pacific ETF	40,000	2,932,000
Vanguard MSCI Emerging Markets ETF	200,000	8,464,000
		16,958,200
AdvisorOne Funds Quarterly Report

Schedule of Investments - Clermont Fund (Continued)
January 31, 2012 (Unaudited)
	Shares	Value
International Equity - 4.30%
iShares MSCI Germany Index Fund	79,000	$ 1,685,070
iShares MSCI Pacific ex-Japan Index Fund	40,000	1,715,200
iShares S&P Global 100 Index Fund	55,000	3,330,250
Vanguard FTSE All-World ex-US ETF	60,000	2,542,200
Vanguard MSCI Europe ETF	15,000	655,350
Vanguard MSCI Pacific ETF	15,000	761,400
Vanguard Total World Stock Index Fund	15,000	683,100
		11,372,570
Large Cap Blend - 15.91%
iShares S&P 100 Index Fund	20,000	1,189,400
iShares S&P 500 Index Fund	55,000	7,247,350
SPDR S&P 500 ETF Trust	158,000	20,731,180
Vanguard Large-Cap ETF	85,000	5,107,650
Vanguard Total Stock Market ETF	115,000	7,769,400
		42,044,980
Large Cap Growth - 2.35%
iShares Russell 1000 Growth Index Fund	41,000	2,512,480
iShares S&P 500 Growth Index Fund	1,000	70,200
PowerShares QQQ Trust Series 1	60,000	3,630,600
		6,213,280
Large Cap Value - 8.26%
iShares High Dividend Equity Fund	100,000	5,455,000
iShares Morningstar Large Value Index Fund	51,000	3,071,220
iShares S&P 500 Value Index Fund	1,000	60,670
RevenueShares Large Cap ETF	70,000	1,708,000
SPDR Dow Jones Industrial Average ETF Trust	50,000	6,302,000
Vanguard Dividend Appreciation ETF	50,000	2,803,500
Vanguard Value ETF	45,000	2,443,950
		21,844,340
Mid Cap Blend - 9.29%
iShares Russell Midcap Index Fund	40,000	4,175,200
iShares S&P MidCap 400 Index Fund	15,000	1,400,850
SPDR S&P MidCap 400 ETF Trust	47,000	7,990,000
Vanguard Extended Market ETF	83,000	4,629,740
Vanguard Mid-Cap ETF	83,000	6,372,740
		24,568,530

AdvisorOne Funds Quarterly Report

Schedule of Investments - Clermont Fund (Continued)
January 31, 2012 (Unaudited)
	Shares	Value
Small Cap Blend - 2.63%
iShares Russell 2000 Index Fund	20,000	$ 1,581,400
Vanguard Small Cap ETF	72,000	5,364,720
		6,946,120
Specialty - 4.16%
iShares Diversified Alternatives Trust *	10,000	487,000
iShares Dow Jones US Pharmaceuticals Index Fund	20,000	1,558,000
SPDR Consumer Staples Select Sector Fund	80,000	2,562,400
SPDR Energy Select Sector Fund	40,000	2,826,800
SPDR Health Care Select Sector Fund	70,000	2,506,000
SPDR S&P Pharmaceuticals ETF	20,000	1,051,200
		10,991,400

Total Equity Funds (cost $126,288,340)		144,864,120
	Principal ($)
Corporate Bonds - 7.86%
Agilent Technologies, Inc., 6.50%, due 11/1/17	$ 1,475,000	1,744,527
Alcoa, Inc., 5.87%, due 2/23/22	1,762,000	1,878,493
Bunge, Ltd. Financial, 8.50%, due 6/15/19	779,000	963,978
Chevron Phillips Chemical Co., 8.25%, due 6/15/19 **	1,120,000	1,510,042
Enogex, LLC, 6.25%, due 3/15/20 **	2,180,000	2,483,925
Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 4/1/17	1,350,000	1,424,250
Goldman Sachs Group, Inc., 5.95%, due 1/15/27	1,600,000	1,610,344
HSBC Finance Corp., 7.00%, due 5/15/12	1,600,000	1,625,619
Morgan Stanley, due 09/30/17	1,000,000	927,077
Mutual of Omaha Insurance Co., 6.80%, due 6/15/36 **	2,000,000	2,173,548
Sunoco, Inc., 4.875%, due 10/15/14	1,344,000	1,372,080
Timken Co., 6.00%, due 9/15/14	700,000	757,072
Wells Fargo & Co., zero coupon, due 03/4/2013	1,000,000	990,000
Westar Energy, Inc., 6.00%, due 7/1/14	1,207,000	1,320,824
Total Corporate Bonds (cost $18,509,047)		20,781,779

U.S. Government and Agency Obligations - 0.11%
United States Treasury Note, 0.875%, due 2/29/12	300,000	300,176
Total U.S. Government and Agency Obligations (cost $300,000)		300,176

AdvisorOne Funds Quarterly Report

Schedule of Investments - Clermont Fund (Continued)
January 31, 2012 (Unaudited)
	Shares	Value
Money Market Funds - 3.07%
Fifth Third Institutional Money Market Fund	8,126,072	$ 8,126,072
Total Money Market Funds (cost $8,126,072)		8,126,072

Total Investments (cost $241,713,909)(a) - 102.21%		$ 270,192,757
Liabilities In Excess of Other Assets - (2.21)%		(5,841,346)
NET ASSETS - 100.00%		$ 264,351,411

* Non-income producing security
** 144A Security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 30,100,928
	Unrealized depreciation:	(1,622,080)
	Net unrealized appreciation:	$ 28,478,848

AdvisorOne Funds Quarterly Report

Schedule of Investments - Clermont Fund (Continued)
January 31, 2012 (Unaudited)
	Contracts**	Value
Schedule of Call Options Written *
iShares MSCI Emerging Markets Index Fund Call	100	$ 1,900
February 2012, Exercise Price $44
iShares MSCI Emerging Markets Index Fund Call	100	600
February 2012, Exercise Price $45
iShares Russel 2000 Index Fund Call	100	2,100
February 2012, Exercise Price $83
PowerShares QQQ Trust Series 1 Call	150	1,350
February 2012, Exercise Price $63
SPDR Energy Select Sector Fund Call	200	1,000
February 2012, Exercise Price $76
SPDR S&P MidCap 400 ETF Trust Call	200	5,000
February 2012, Exercise Price $179
SPDR S&P 500 ETF Trust Call	500	3,000
February 2012, Exercise Price $139
SPDR S&P 500 ETF Trust Call	200	800
February 2012, Exercise Price $140
Vanguard MSCI Emerging Markets ETF Call	250	1,875
February 2012, Exercise Price $45
Total Call Options Written (Proceeds $24,575)		$ 17,625
* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Clermont Fund (Continued)
January 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,175,550	$ -	$ -	$ 1,175,550
Bond Funds	94,945,060			94,945,060
Equity Funds	144,864,120	-	-	144,864,120
Corporate Bonds	-	20,781,779	-	20,781,779
US Government & Agency Obligations	-	300,176	-	300,176
Money Market Funds	8,126,072	-	-	8,126,072
Total	$249,110,802	$21,081,955	$ -	$ 270,192,757
Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ -	$ 17,625	$ -	$ 17,625
Total	$ -	$ 17,625	$ -	$ 17,625

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & 2 during the period.

 It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Clermont Fund (Continued)
January 31, 2012 (Unaudited)

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions
The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

The Funds may write call options only if they (i) own an offsetting position in the underlying security or (ii) have an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Allocation Fund
January 31, 2012 (Unaudited)
	Shares	Value
Common Stock - 1.72%
Oil & Gas - 1.72%
ConocoPhillips	26,000	$ 1,773,460
Exxon Mobil Corp.	24,000	2,009,760
Total Common Stock (cost $3,399,703)		3,783,220

Bond Funds - 16.99%
iShares Barclays Credit Bond Fund	92,000	10,161,400
iShares iBoxx $ High Yield Corporate Bond Fund	159,000	14,427,660
SPDR Barclays Capital High Yield Bond ETF	322,000	12,709,340
Total Bond Funds (cost $35,031,506)		37,298,400

Equity Funds - 71.39%
Emerging Markets - 12.58%
iShares MSCI All Country Asia ex Japan Index Fund	40,000	2,203,200
iShares MSCI Emerging Markets Index Fund	150,000	6,319,500
iShares S&P Latin America 40 Index Fund	130,000	6,039,800
SPDR S&P BRIC 40 ETF	110,000	2,730,200
Vanguard MSCI Emerging Markets ETF	244,000	10,326,080
		27,618,780
International Equity - 3.16%
iShares MSCI Canada Index Fund	79,000	2,220,690
iShares MSCI Pacific ex-Japan Index Fund	110,000	4,716,800
		6,937,490
Large Cap Blend - 19.82%
iShares S&P 500 Index Fund	60,000	7,906,200
SPDR S&P 500 ETF Trust	160,000	20,993,600
Vanguard Large-Cap ETF	115,000	6,910,350
Vanguard Total Stock Market ETF	114,000	7,701,840
		43,511,990
Large Cap Growth - 4.98%
iShares Russell 1000 Growth Index Fund	50,000	3,064,000
PowerShares QQQ Trust Series 1	65,000	3,933,150
Vanguard Growth ETF	60,000	3,938,400
		10,935,550
Large Cap Value - 5.29%
iShares High Dividend Equity Fund	50,000	2,727,500
iShares Morningstar Large Value Index Fund	50,000	3,011,000
RevenueShares Large Cap ETF	94,000	2,293,600
SPDR S&P Dividend EFT	20,000	1,096,600
Vanguard Value ETF	46,000	2,498,260
		11,626,960

AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Allocation Fund (Continued)
January 31, 2012 (Unaudited)
	Shares	Value
Mid Cap Blend - 13.48%
iShares Russell Midcap Index Fund	33,200	$ 3,465,416
iShares S&P MidCap 400 Index Fund	25,400	2,372,106
SPDR S&P MidCap 400 ETF Trust	68,000	11,560,000
Vanguard Extended Market ETF	92,000	5,131,760
Vanguard Mid-Cap ETF	92,000	7,063,760
		29,593,042
Mid Cap Value - 0.49%
iShares Dow Jones Select Dividend Index Fund	20,000	1,075,600

Small Cap Blend - 5.97%
iShares Russell 2000 Index Fund	71,000	5,613,970
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	10,000	645,000
Vanguard Small Cap ETF	92,000	6,854,920
		13,113,890
Specialty - 5.62%
iShares S&P Global Energy Sector Index Fund	45,000	1,771,200
iShares S&P Global Materials Sector Index Fund	27,000	1,720,980
SPDR Industrial Select Sector Fund	85,000	3,077,000
SPDR S&P Biotech ETF *	40,000	3,064,400
SPDR Technology Select Sector Fund	100,000	2,705,000
		12,338,580

Total Equity Funds (cost $139,674,239)		156,751,882
	Principal ($)
Corporate Bonds - 9.22%
Agilent Technologies, Inc. 6.50%, due 11/1/17	$ 1,160,000	1,371,967
Alcoa, Inc., 5.87%, due 2/23/22	1,719,000	1,832,650
Alcoa, Inc., 6.75%, due 7/15/18	743,000	857,631
Bunge, Ltd. Financial, 8.50%, due 6/15/19	712,000	881,069
Chevron Phillips Chemical Co., 8.25%, due 6/15/19 **	1,112,000	1,499,256
Corning, Inc., 7.25%, due 8/15/36	785,000	942,317
Enogex LLC, 6.25%, due 3/15/20 **	1,450,000	1,652,152
Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 4/1/17	2,480,000	2,616,400
Goldman Sachs Group, Inc., 5.95%, due 1/15/27	1,583,000	1,593,234
HSBC Finance Corp., 7.00%, due 5/15/12	1,583,000	1,608,347
Mutual of Omaha Insurance Co., 6.80%, due 6/15/36 **	1,615,000	1,755,140
Nordstrom, Inc. 7.00%, due 1/15/38	1,802,000	2,416,302
United States Steel Corp., 7.375%, due 4/1/20	1,200,000	1,218,000
Total Corporate Bonds (cost $16,879,185)		20,244,465

U.S. Government and Agency Obligations - 0.09%
United States Treasury Note, 0.875%, due 2/29/2012	200,000	200,117
Total U.S. Government and Agency Obligations (cost $200,000)		200,117

AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Allocation Fund (Continued)
January 31, 2012 (Unaudited)
	Shares	Value
Money Market Funds - 2.44%
Fifth Third Institutional Money Market Fund	5,346,259	$ 5,346,259
Total Money Market Funds (cost $5,346,259)		5,346,259

Total Investments (cost $200,530,892)(a) - 101.85%		$ 223,624,343
Liabilities In Excess of Other Assets - (1.85)%		(4,060,344)
NET ASSETS - 100.00%		$ 219,563,999

* Non-income producing security.
** 144A security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
KBW - Keefe, Bruyette & Woods

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 23,872,506
	Unrealized depreciation:	(779,055)
	Net unrealized appreciation:	$ 23,093,451

	Contracts**	Value
Schedule of Call Options Written *
ConocoPhillips Call	130	$ 390
February 2012, Exercise Price $77.5
Exxon Mobil Corp. Call	120	240
February 2012, Exercise Price $92.50
iShares MSCI Emerging Markets Index Fund Call	300	5,700
February 2012, Exercise Price $44
iShares MSCI Emerging Markets Index Fund Call	200	1,200
February 2012, Exercise Price $45
iShares Russell 2000 Index Fund Call	300	6,300
February 2012, Exercise Price $83
iShares Russell 2000 Index Fund Call	100	900
February 2012, Exercise Price $84
PowerShares QQQ Trust Series 1 Call	150	1,350
February 2012, Exercise Price $63
SPDR S&P 500 ETF Trust Call	500	3,000
February 2012, Exercise Price $139
SPDR S&P 500 ETF Trust Call	200	800
February 2012, Exercise Price $140
AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Allocation Fund (Continued)
January 31, 2012 (Unaudited)
	Contracts**	Value
Schedule of Call Options Written * (Continued)
SPDR S&P MidCap 400 ETF Trust Call	300	$ 7,500
February 2012, Exercise Price $179
Vanguard MSCI Emerging Markets ETF Call	250	1,875
February 2012, Exercise Price $45
Total Call Options Written (Proceeds $34,989)		$ 29,255

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Allocation Fund (Continued)
January 31, 2012 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,783,220	$ -	$ -	$ 3,783,220
Bond Funds	37,298,400	-	-	37,298,400
Equity Funds	156,751,882	-	-	156,751,882
Corporate Bonds	-	20,244,465	-	20,244,465
US Government & Agency Obligations	-	200,117	-	200,117
Money Market Funds	5,346,259	-	-	5,346,259
Total	$249,110,802	$20,444,582	$ -	$ 223,624,343
Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ -	$ 29,255	$ -	$ 29,255
Total	$ -	$ 29,255	$ -	$ 29,255

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & 2 during the period.

 It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Allocation Fund (Continued)
January 31, 2012 (Unaudited)
Options Transactions
The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

The Funds may write call options only if they (i) own an offsetting position in the underlying security or (ii) have an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Descartes Fund
January 31, 2012 (Unaudited)
	Shares	Value
Bond Funds - 4.26%
iShares Barclays 3-7 Year Treasury Bond Fund	2,000	$ 245,620
iShares Barclays 7-10 Year Treasury Bond Fund	16,000	1,703,680
iShares Barclays Government Credit Bond Fund	1,000	114,570
iShares Barclays Short Treasury Bond Fund	28,000	3,085,880
iShares Barclays TIPS Bond Fund	2,000	238,720
iShares iBoxx $ High Yield Corporate Bond Fund	1,000	90,740
iShares iBoxx $ Investment Grade Corporate Bond Fund	2,000	232,400
iShares JPMorgan USD Emerging Markets Bond Fund	8,000	888,000
PIMCO Enhanced Short Maturity Strategy Fund	5,000	502,300
Total Bond Funds (cost $6,927,927)		7,101,910

Equity Funds - 93.70%
Emerging Markets - 4.04%
iShares MSCI All Country Asia ex Japan Index Fund	40,000	2,203,200
iShares MSCI Emerging Markets Small Cap Index Fund	8,000	366,000
iShares MSCI Poland Investable Market Index Fund	10,000	253,100
iShares MSCI Taiwan Index Fund	142,000	1,809,080
iShares S&P Emerging Markets Infrastructure Index Fund	4,000	127,480
SPDR S&P Emerging Europe ETF	17,000	703,970
Vanguard MSCI Emerging Markets ETF	30,000	1,269,600
		6,732,430
International Equity - 9.67%
iShares MSCI All Country World Minimum Volatility Index Fund	2,000	104,380
iShares MSCI EAFE Index Fund	4,000	208,560
iShares MSCI EAFE Small Cap Index Fund	34,000	1,286,220
iShares MSCI EMU Index Fund	6,000	179,220
iShares MSCI Germany Index Fund	150,000	3,199,500
iShares MSCI Hong Kong Index Fund	25,000	422,500
iShares MSCI Japan Index Fund	306,000	2,919,240
iShares MSCI Pacific ex-Japan Index Fund	44,000	1,886,720
iShares MSCI South Korea Index Fund	6,000	344,160
iShares MSCI Switzerland Index Fund	20,000	466,400
iShares MSCI United Kingdom Index Fund	214,000	3,569,520
Vanguard FTSE All-World ex-US ETF	4,500	190,665
Vanguard MSCI Europe ETF	24,000	1,048,560
Vanguard MSCI Pacific ETF	6,000	304,560
		16,130,205
Large Cap Blend - 9.48%
iShares Morningstar Large Core Index Fund	43,000	3,215,540
iShares MSCI USA Minimum Volatility Index Fund	2,000	54,140
iShares S&P 100 Index Fund	13,000	773,110
iShares S&P 500 Index Fund	33,000	4,348,410
Rydex Russell Top 50 ETF	37,500	3,558,750
SPDR S&P 500 ETF Trust	14,000	1,836,940
Vanguard Mega Cap 300 ETF	45,000	2,020,050
		15,806,940
AdvisorOne Funds Quarterly Report

Schedule of Investments - Descartes Fund (Continued)
January 31, 2012 (Unaudited)
	Shares	Value
Large Cap Growth - 17.00%
iShares Morningstar Large Growth Index Fund	64,000	$ 4,480,640
iShares Russell 1000 Growth Index Fund	270,000	16,545,600
iShares Russell 3000 Growth Index Fund	8,000	400,400
Vanguard Growth ETF	16,000	1,050,240
Vanguard Mega Cap 300 Growth ETF	115,000	5,859,250
		28,336,130
Large Cap Value - 12.04%
iShares High Dividend Equity Fund	24,000	1,309,200
iShares Morningstar Large Value Index Fund	59,000	3,552,980
iShares Russell 1000 Value Index Fund	96,000	6,327,360
iShares Russell Top 200 Value Index Fund	13,000	368,940
iShares S&P 500 Value Index Fund	82,000	4,974,940
PowerShares S&P 500 Low Volatility Portfolio	25,000	642,500
Rydex S&P 500 Pure Value ETF	43,000	1,277,960
Vanguard Mega Cap 300 Value ETF	41,000	1,613,760
		20,067,640
Mid Cap Blend - 2.41%
iShares Morningstar Mid Core Index Fund	44,000	4,011,040

Mid Cap Growth - 4.98%
iShares Morningstar Mid Growth Index Fund	4,000	402,040
iShares Russell Midcap Growth Index Fund	134,000	7,908,680
		8,310,720
Mid Cap Value - 0.33%
iShares Dow Jones Select Dividend Index Fund	6,000	322,680
iShares Morningstar Mid Value Index Fund	3,000	226,710
		549,390
Small Cap Growth - 3.84%
iShares Morningstar Small Growth Index Fund	15,000	1,330,348
iShares Russell 2000 Growth Index Fund	56,000	5,071,920
		6,402,268
Small Cap Value - 0.20%
iShares Morningstar Small Value Index Fund	4,000	334,200

Specialty - 29.71%
iPath S&P 500 VIX Mid-Term Futures ETN *	4,000	218,560
iShares Dow Jones US Basic Materials Sector Index Fund	12,000	856,800
iShares Dow Jones US Financial Sector Index Fund	75,000	3,939,000
iShares Dow Jones US Healthcare Sector Index Fund	22,000	1,633,500
iShares Dow Jones US Insurance Index Fund	62,000	1,853,180
iShares Dow Jones US Oil & Gas Exploration & Production Index Fund	22,000	1,418,340
iShares Dow Jones US Oil Equipment & Services Index Fund	26,000	1,430,780
iShares Dow Jones US Telecommunications Sector Index Fund	112,000	2,378,880
iShares S&P Global Consumer Staples Sector Index Fund	1,000	65,820
iShares S&P Global Energy Sector Index Fund	205,000	8,068,800
iShares S&P Global Healthcare Sector Index Fund	12,000	685,680

AdvisorOne Funds Quarterly Report

Schedule of Investments - Descartes Fund (Continued)
January 31, 2012 (Unaudited)
	Shares	Value
Specialty - 29.71% (continued)
iShares S&P Global Industrials Sector Index Fund	33,000	$ 1,713,690
iShares S&P Global Technology Sector Index Fund	151,000	9,487,330
iShares S&P Global Telecommunications Sector Index Fund	30,000	1,655,700
iShares S&P Global Utilities Sector Index Fund	15,000	622,500
iShares S&P North American Technology-Multimedia Networking Index Fund	17,000	501,330
iShares S&P North American Technology-Software Index Fund	74,000	4,379,320
PowerShares KBW Regional Banking Portfolio	6,000	158,700
PowerShares S&P SmallCap Energy Portfolio	10,000	362,000
PowerShares S&P SmallCap Information Technology Portfolio	16,000	487,200
Rydex S&P Equal Weight Technology ETF	7,000	381,290
SPDR Energy Select Sector Fund	30,000	2,120,100
SPDR S&P Regional Banking ETF	58,000	1,496,980
SPDR Technology Select Sector Fund	125,000	3,381,250
WisdomTree Dreyfus Emerging Currency Fund *	12,000	249,120
		49,545,850

Total Equity Funds (cost $149,157,200)		156,226,813

Money Market Funds - 2.47%
Fifth Third Institutional Money Market Fund	4,125,502	4,125,502
Total Money Market Funds (cost $4,125,502)		4,125,502

Total Investments (cost $160,210,629)(a) - 100.43%		$ 167,454,225
Liabilities In Excess of Other Assets - (0.43)%		(718,176)
NET ASSETS - 100.00%		$ 166,736,049

* Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 11,813,332
	Unrealized depreciation:	(4,569,736)
	Net unrealized appreciation:	$ 7,243,596

AdvisorOne Funds Quarterly Report

Schedule of Investments - Descartes Fund (Continued)
January 31, 2012 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Descartes Fund (Continued)
January 31, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 156,226,813	$ -	$ -	$ 156,226,813
Bond Funds	7,101,910	-	-	7,101,910
Money Market Funds	4,125,502	-	-	4,125,502
Total	$ 167,454,225	$ -	$ -	$ 167,454,225

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & 2 during the period.

It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund
January 31, 2012 (Unaudited)
	Shares	Value
Bond Funds - 12.73%
iShares Barclays 1-3 Year Credit Bond Fund	12,000	$ 1,257,600
iShares Barclays 3-7 Year Treasury Bond Fund	8,000	982,480
iShares Barclays 7-10 Year Treasury Bond Fund	22,000	2,342,560
iShares Barclays 20+ Year Treasury Bond Fund	5,000	604,250
iShares Barclays Credit Bond Fund	26,000	2,871,700
iShares Barclays Government/Credit Bond Fund	2,000	229,140
iShares Barclays Intermediate Credit Bond Fund	12,000	1,300,800
iShares Barclays MBS Bond Fund	4,000	433,480
iShares Barclays Short Treasury Bond Fund	28,000	3,085,880
iShares Barclays TIPS Bond Fund	9,000	1,074,240
iShares iBoxx $ High Yield Corporate Bond Fund	58,000	5,262,920
iShares iBoxx Investment Grade Corporate Bond Fund	26,000	3,021,200
iShares JPMorgan USD Emerging Markets Bond Fund	10,000	1,110,000
PIMCO Enhanced Short Maturity Strategy Fund	35,000	3,516,100
SPDR Barclays Capital High Yield Bond ETF	27,000	1,065,690
Total Bond Funds (cost $26,925,311)		28,158,040

Equity Funds - 80.74%
Emerging Markets - 3.69%
iShares MSCI All Country Asia ex Japan Index Fund	28,000	1,542,240
iShares MSCI Emerging Markets Small Cap Index Fund	6,000	274,500
iShares MSCI Taiwan Index Fund	68,000	866,320
iShares S&P Emerging Markets Infrastructure Index Fund	37,000	1,179,190
SPDR S&P Emerging Europe ETF	18,000	745,380
Vanguard MSCI Emerging Markets ETF	84,000	3,554,880
		8,162,510
International Equity - 9.02%
iShares MSCI All Country World Minimum Volatility Index Fund	8,000	417,520
iShares MSCI EAFE Small Cap Index Fund	15,000	567,450
iShares MSCI EMU Index Fund	28,000	836,360
iShares MSCI Germany Index Fund	154,000	3,284,820
iShares MSCI Japan Index Fund	590,000	5,628,600
iShares MSCI Netherlands Investable Market Index Fund	8,000	144,240
iShares MSCI Pacific ex-Japan Index Fund	26,000	1,114,880
iShares MSCI Switzerland Index Fund	51,000	1,189,320
iShares MSCI United Kingdom Index Fund	226,000	3,769,680
Vanguard FTSE All-World ex-US ETF	12,000	508,440
Vanguard MSCI Europe ETF	13,000	567,970
Vanguard MSCI Pacific ETF	38,000	1,928,880
		19,958,160

AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund (Continued)
January 31, 2012 (Unaudited)
	Shares	Value
Large Cap Blend - 15.79%
iShares Morningstar Large Core Index Fund	25,000	$ 1,869,500
iShares MSCI USA Minimum Volatility Index Fund	10,000	270,700
iShares S&P 100 Index Fund	107,000	6,363,290
iShares S&P 500 Index Fund	89,000	11,727,530
PowerShares S&P 500 High Quality Portfolio	86,000	1,254,740
Rydex Russell Top 50 ETF	28,000	2,657,200
SPDR S&P 500 ETF Trust	70,000	9,184,700
Vanguard Mega Cap 300 ETF	36,000	1,616,040
		34,943,700
Large Cap Growth - 16.05%
iShares Morningstar Large Growth Index Fund	97,000	6,790,970
iShares Russell 1000 Growth Index Fund	212,000	12,991,360
iShares Russell 3000 Growth Index Fund	23,000	1,151,150
iShares S&P 500 Growth Index Fund	101,000	7,090,200
Vanguard Growth ETF	66,000	4,332,240
Vanguard Mega Cap 300 Growth ETF	62,000	3,158,900
		35,514,820
Large Cap Value - 10.83%
iShares High Dividend Equity Fund	44,000	2,400,200
iShares Morningstar Large Value Index Fund	188,000	11,321,360
iShares Russell 1000 Value Index Fund	96,000	6,327,360
PowerShares S&P 500 Low Volatility Portfolio	46,000	1,182,200
Rydex S&P 500 Pure Value ETF	44,000	1,307,680
Vanguard Mega Cap 300 Value ETF	36,000	1,416,960
		23,955,760
Mid Cap Blend - 0.26%
iShares Morningstar Mid Core Index Fund	4,000	364,640
iShares Russell Midcap Index Fund	2,000	208,760
		573,400

Mid Cap Growth - 2.63%
iShares Morningstar Mid Growth Index Fund	22,000	2,211,220
iShares Russell Midcap Growth Index Fund	61,000	3,600,220
		5,811,440
Mid Cap Value - 0.40%
iShares Dow Jones Select Dividend Index Fund	15,000	806,700
iShares Morningstar Mid Value Index Fund	1,000	75,570
		882,270
Small Cap Blend - 1.00%
iShares Russell 2000 Index Fund	28,000	2,213,960

AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund (Continued)
January 31, 2012 (Unaudited)
	Shares	Value
Small Cap Growth - 2.12%
iShares Morningstar Small Growth Index Fund	12,000	$ 1,064,279
iShares Russell 2000 Growth Index Fund	40,000	3,622,800
		4,687,079
Small Cap Value - 0.04%
iShares Morningstar Small Value Index Fund	1,000	83,550

Specialty - 18.91%
iPath S&P 500 VIX Mid-Term Futures ETN *	29,000	1,584,560
iShares Dow Jones US Basic Materials Sector Index Fund	2,000	142,800
iShares Dow Jones US Financial Sector Index Fund	52,000	2,731,040
iShares Dow Jones US Healthcare Sector Index Fund	43,000	3,192,750
iShares Dow Jones US Oil & Gas Exploration & Production Index Fund	11,000	709,170
iShares Dow Jones US Oil Equipment & Services Index Fund	13,000	715,390
iShares Dow Jones US Pharmaceuticals Index Fund	4,000	311,600
iShares Dow Jones US Telecommunications Sector Index Fund	195,000	4,141,800
iShares S&P Global Consumer Staples Sector Index Fund	4,000	263,280
iShares S&P Global Energy Sector Index Fund	107,000	4,211,520
iShares S&P Global Healthcare Sector Index Fund	32,000	1,828,480
iShares S&P Global Industrials Sector Index Fund	6,000	311,580
iShares S&P Global Materials Sector Index Fund	6,000	382,440
iShares S&P Global Technology Sector Index Fund	49,000	3,078,670
iShares S&P Global Telecommunications Sector Index Fund	67,000	3,697,730
iShares S&P Global Utilities Sector Index Fund	24,000	996,000
iShares S&P North American Technology-Multimedia Networking Index Fund	38,000	1,120,620
iShares S&P North American Technology-Software Index Fund	25,000	1,479,500
PowerShares DB US Dollar Index Bullish Fund *	304,000	6,724,480
PowerShares KBW Regional Banking Portfolio	10,000	264,500
PowerShares S&P SmallCap Information Technology Portfolio	23,000	700,350
SPDR S&P Regional Banking ETF	42,000	1,084,020
SPDR Utilities Select Sector Fund	22,000	762,960
WisdomTree Dreyfus Emerging Currency Fund *	68,000	1,411,680
		41,846,920

Total Equity Funds (cost $167,110,191)		178,633,569

AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund (Continued)
January 31, 2012 (Unaudited)
	Shares	Value
Money Market Funds - 7.02%
Fifth Third Institutional Money Market Fund	15,546,324	$ 15,546,324
Total Money Market Funds (cost $15,546,324)		15,546,324

Total Investments (cost $209,581,826)(a) - 100.49%		$ 222,337,933
Liabilities In Excess of Other Assets - (0.49)%		(1,088,709)
NET ASSETS - 100.00%		$ 221,249,224

* Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 15,676,134
	Unrealized depreciation:	(2,920,027)
	Net unrealized appreciation:	$ 12,756,107

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund (Continued)
January 31, 2012 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund (Continued)
January 31, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 178,633,569	$ -	$ -	$ 178,633,569
Bond Funds	28,158,040		-	28,158,040
Money Market Funds	15,546,324	-	-	15,546,324
Total	$ 222,337,933	$ -	$ -	$ 222,337,933

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund
January 31, 2012 (Unaudited)
	Shares	Value
Common Stock - 1.64%
Miscellaneous Manufacturing - 0.59%
General Electric Co.	24,000	$ 449,040

Oil & Gas - 1.05%
ConocoPhillips	5,500	375,155
Exxon Mobil Corp.	5,000	418,700
		793,855

Total Common Stock (cost $1,170,296)		1,242,895

Bond Funds - 11.92%
iShares iBoxx $ High Yield Corporate Bond Fund	99,000	8,983,260
Total Bond Funds (cost $8,321,235)		8,983,260

Equity Funds - 82.73%
Emerging Markets - 6.94%
iShares FTSE China 25 Index Fund	42,500	1,649,000
iShares MSCI Emerging Markets Index Fund	85,000	3,581,050
		5,230,050
International Equity - 3.03%
iShares MSCI Germany Index Fund	107,000	2,282,310

Large Cap Blend - 32.87%
iShares S&P 500 Index Fund	88,000	11,595,760
SPDR S&P 500 ETF Trust	100,500	13,186,605
		24,782,365
Mid Cap Blend - 5.19%
SPDR S&P MidCap 400 ETF Trust	23,000	3,910,000

Small Cap Blend - 5.56%
iShares Russell 2000 Index Fund	53,000	4,190,710

Specialty - 29.14%
iShares Dow Jones US Real Estate Index Fund	13,000	787,020
ProShares Short S&P 500 *	463,000	17,885,690
SPDR Energy Select Sector Fund	10,500	742,035
SPDR S&P Bank ETF	37,000	781,070
SPDR S&P Biotech ETF *	5,500	421,355
SPDR S&P Metals & Mining ETF	4,000	216,840
SPDR Technology Select Sector Fund	42,000	1,136,100
		21,970,110

AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund (Continued)
January 31, 2012 (Unaudited)
	Shares	Value

Total Equity Funds (cost $62,229,928)		$ 62,365,545

Money Market Funds - 3.81%
Fifth Third Institutional Money Market Fund	2,869,869	2,869,869
Total Money Market Funds (cost $2,869,869)		2,869,869

Total Investments (cost $74,591,328)(a) - 100.10%		$ 75,461,569
Liabilities in Excess of Other Assets - (0.10)%		(77,306)
NET ASSETS - 100.00%		$ 75,384,263

* Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 3,178,755
	Unrealized depreciation:	(2,308,514)
	Net unrealized appreciation:	$ 870,241

	Contracts**	Value
Schedule of Call Options Written *
ConocoPhillips Call	13	$ 26
Febuary 2012, Exercise Price $80
Exxon Mobil Corp. Call	13	26
Febuary 2012, Exercise Price $92.50
General Electric Co. Call	60	60
Febuary 2012, Exercise Price $21
iShares Dow Jones US Real Estate Index Fund Call	50	1,050
Febuary 2012, Exercise Price $62
iShares FTSE China 25 Index Fund Call	150	2,400
Febuary 2012, Exercise Price $41
iShares FTSE China 25 Index Fund Call	50	350
Febuary 2012, Exercise Price $42

AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund (Continued)
January 31, 2012 (Unaudited)
	Contracts**	Value
Schedule of Call Options Written * (Continued)
iShares MSCI Emerging Markets Index Fund Call	210	$ 3,990
Febuary 2012, Exercise Price $44
iShares MSCI Emerging Markets Index Fund Call	100	600
Febuary 2012, Exercise Price $45
iShares MSCI Germany Index Fund Call	127	2,540
Febuary 2012, Exercise Price $22
iShares Russell 2000 Index Fund Call	177	3,717
Febuary 2012, Exercise Price $83
ProShares Short S&P500 Call	1,750	26,250
Febuary 2012, Exercise Price $42
SPDR Energy Select Sector Fund Call	30	150
March 2012, Exercise Price $76
SPDR S&P 500 ETF Trust Call	250	2,250
Febuary 2012, Exercise Price $138
SPDR S&P Metals & Mining ETF Call	7	483
Febuary 2012, Exercise Price $57
SPDR S&P Metals & Mining ETF Call	5	130
Febuary 2012, Exercise Price $59
SPDR S&P MidCap 400 ETF Trust Call	40	1,000
Febuary 2012, Exercise Price $179
Total Call Options Written (Proceeds $64,438)		$ 45,022

** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund (Continued)
January 31, 2012 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund (Continued)
January 31, 2012 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,242,895	$ -	$ -	$ 1,242,895
Bond Funds	8,983,260	-	-	8,983,260
Equity Funds	62,365,545	-	-	62,365,545
Money Market Funds	2,869,869	-	-	2,869,869
Total	$ 75,461,569	$ -	$ -	$ 75,461,569
Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ -	$ 45,022	$ -	$ 45,022
Total	$ -	$ 45,022	$ -	$ 45,022

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & 2 during the period.

It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions
The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

The Funds may write call options only if they (i) own an offsetting position in the underlying security or (ii) have an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Flexible Income Fund
January 31, 2012 (Unaudited)
	Shares	Value
Bond Funds - 49.93%
iShares Barclays 1-3 Year Credit Bond Fund	3,725	$ 390,380
iShares Barclays Agency Bond Fund	3,275	371,614
iShares Barclays Aggregate Bond Fund	77,051	8,556,514
iShares Barclays Credit Bond Fund	32,925	3,636,566
iShares Barclays Intermediate Credit Bond Fund	83,180	9,016,712
iShares Barclays MBS Bond Fund	4,025	436,189
iShares iBoxx $ High Yield Corporate Bond Fund	145,630	13,214,466
iShares iBoxx Investment Grade Corporate Bond Fund	31,725	3,686,445
iShares JPMorgan USD Emerging Markets Bond Fund	16,800	1,864,800
iShares S&P National Municipal Bond Fund	7,100	795,697
iShares S&P Short Term National AMT-Free Municipal Bond Fund	7,850	838,066
iShares S&P US Preferred Stock Index Fund	17,275	658,868
PowerShares Financial Preferred Portfolio	36,250	628,575
SPDR Barclays Capital Aggregate Bond ETF	15,550	904,544
SPDR Barclays Capital High Yield Bond ETF	323,875	12,783,346
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	25,800	872,814
SPDR Barclays Capital Mortgage Backed Bond ETF	9,675	265,792
SPDR DB International Government Inflation-Protected Bond ETF	32,000	1,900,160
SPDR Nuveen Barclays Capital California Municipal Bond ETF	18,000	435,060
Vanguard Intermediate-Term Corporate Bond ETF	20,300	1,710,681
Vanguard Mortgage-Backed Securities ETF	3,300	171,600
Vanguard Short-Term Corporate Bond ETF	7,075	556,944
Vanguard Total Bond Market ETF	42,735	3,592,731
WisdomTree Emerging Markets Local Debt Fund	16,800	867,384
Total Bond Funds (cost $65,827,788)		68,155,948
	Principal ($)
Corporate Bonds - 6.91%
Bank of America Corp., 5.42%, due 3/15/17	$ 1,000,000	978,040
Corning, Inc., 6.20%, due 3/15/16	345,000	399,431
Enogex, LLC, 6.25%, due 3/15/20 *	100,000	113,941
Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 4/1/17	1,000,000	1,055,000
Goldman Sachs Group, Inc., 5.95%, due 1/15/27	1,000,000	1,006,465
HSBC Finance Corp., 7.00%, due 5/15/12	1,000,000	1,016,012
Mutual of Omaha Insurance Co., 6.80%, due 6/15/36 *	200,000	217,355
President and Fellows of Harvard College, 6.30% due 10/1/37	900,000	1,042,272
Prudential Insurance Co. of America, 8.30%, due 7/1/25 *	1,200,000	1,624,452
Wells Fargo & Co., zero coupon, due 03/4/2013	2,000,000	1,980,000
Total Corporate Bonds (cost $9,146,961)		9,432,968
AdvisorOne Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Continued)
January 31, 2012 (Unaudited)
	Principal ($)	Value
U.S. Government and Agency Obligations - 32.87%
Fannie Mae Benchmark, 4.00%, due 6/25/21	$ 278,261	$ 283,067
Fannie Mae Benchmark, 6.00%, due 1/25/32	38,287	38,492
Federal Farm Credit Bank, 1.09%, due 7/18/16	1,000,000	1,000,570
Federal Farm Credit Bank, 5.25%, due 12/28/27	1,000,000	1,254,640
Federal Home Loan Bank, 1.125%, due 11/17/17	1,000,000	1,000,390
Federal Home Loan Bank, 2.000%, due 11/24/25	1,000,000	1,001,130
Federal Home Loan Bank, 2.90%, due 4/20/17	567,411	585,852
FGLMC, 6.00%, due 5/1/37	722,738	795,113
FGLMC, 6.50%, due 9/1/38	193,763	216,922
FGLMC, 6.50%, due 3/1/39	231,171	258,604
FGLMC, 6.50%, due 4/1/39	1,002,758	1,122,607
FNCL, 3.50%, due 12/1/30	891,557	935,929
FNCL, 4.00%, due 2/1/40	839,244	888,440
FNCL, 4.00%, due 10/1/40	879,065	930,596
FNCL, 4.00%, due 6/1/41	977,211	1,034,300
FNCL, 4.00%, due 9/1/41	1,887,480	1,997,747
FNCL, 5.00%, due 10/1/39	71,918	77,706
FNCL, 5.00%, due 11/1/39	910,292	994,322
FNCL, 5.00%, due 2/1/40	1,580,097	1,719,430
FNCL, 5.50%, due 12/1/39	719,799	785,567
FNCL, 5.50%, due 4/1/40	779,951	853,914
FNCL, 6.00%, due 12/1/35	1,281,048	1,418,120
FNCL, 6.00%, due 12/1/38	641,250	705,452
FNCL, 6.50%, due 7/1/37	61,359	68,675
FNCL, 6.50%, due 12/1/37	39,965	44,731
FNCL, 6.50%, due 10/1/39	161,406	182,757
FNMA, 2.00%, due 8/23/13	1,000,000	1,001,020
FNMA, 3.00%, due 9/1/16	1,000,000	1,002,310
FNMA, 5.38%, due 11/13/28	1,000,000	1,106,510
Freddie Mac, 5.40%, due 3/17/21	750,000	877,215
GNMA, 3.50%, due 7/16/39	733,090	770,719
GNMA, 4.00%, due 2/20/39	923,474	1,004,601
United States Treasury Bond, 2.125%, due 11/30/14	1,475,000	1,551,055
United States Treasury Bond, 2.375%, due 9/30/14	25,000	26,389
United States Treasury Inflation Indexed Bond, 1.125%, due 1/15/21	2,000,000	2,365,364
United States Treasury Note, 2.375%, due 10/31/14	625,000	660,693
AdvisorOne Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Continued)
January 31, 2012 (Unaudited)
	Principal ($)	Value
U.S. Government and Agency Obligations - 32.87% (continued)
United States Treasury Note, 2.625%, due 6/30/14	$ 100,000	$ 105,719
United States Treasury Note, 2.625%, due 4/30/16	1,000,000	1,087,617
United States Treasury Note, 2.625%, due 11/15/20	1,000,000	1,085,469
United States Treasury Note, 2.75%, due 10/31/13	175,000	182,725
United States Treasury Note, 4.00%, due 2/15/15	1,000,000	1,111,094
United States Treasury Note, 4.125%, due 8/31/12	1,000,000	1,023,164
United States Treasury Note, 4.125%, due 5/15/15	1,000,000	1,123,281
United States Treasury Note, 4.25%, due 11/15/13	175,000	187,564
United States Treasury Note, 4.25%, due 11/15/17	2,500,000	2,972,949
United States Treasury Note, 4.50%, due 5/15/17	1,000,000	1,192,812
United States Treasury Note, 4.75%, due 5/15/14	125,000	137,812
United States Treasury Note, 4.75%, due 8/15/17	1,000,000	1,212,656
United States Treasury Note, 7.875%, due 2/15/21	1,000,000	1,534,883
United States Treasury Note, 10.625%, due 8/15/15	1,000,000	1,360,977
Total U.S. Government and Agency Obligations (cost $42,624,095)		44,879,671
	Shares
Short-Term Investments - 12.44%
Money Market Funds - 11.71%
Fifth Third Institutional Money Market Fund	15,986,182	15,986,182

U.S. Government and Agency Obligations - 0.73%	Principal ($)
United States Treasury Bill, due 2/9/12	$ 1,000,000	999,938

Total Short-Term Investments (cost $16,986,120)		16,986,120

Total Investments (cost $134,584,964) (a)- 102.15%		$ 139,454,707
Liabilities in Excess of Other Assets - (2.15)%		(2,934,819)
NET ASSETS - 100.00%		$ 136,519,888

* 144A security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

AdvisorOne Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Continued)
January 31, 2012 (Unaudited)
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 5,044,525
	Unrealized depreciation:	(174,782)
	Net unrealized appreciation:	$ 4,869,743

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Continued)
January 31, 2012 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 68,155,948	$ -	$ -	$ 68,155,948
Corporate Bonds	-	9,432,968	-	9,432,968
US Government & Agency Obligations	-	44,879,671	-	44,879,671
Short-Term US Government & Agency Obligations	-	999,938	-	999,938
Money Market Funds	15,986,182	-	-	15,986,182
Total	$ 84,142,130	$ 55,312,577	$ -	$ 139,454,707

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Appreciation Fund
January 31, 2012 (Unaudited)
	Shares	Value
Common Stock - 1.97%
Oil & Gas - 1.97%
ConocoPhillips	11,000	$ 750,310
Exxon Mobil Corp.	10,000	837,400
Total Common Stock (cost $1,427,319)		1,587,710

Bond Funds - 2.66%
iShares iBoxx $ High Yield Corporate Bond Fund	17,000	1,542,580
SPDR Barclays Capital High Yield Bond ETF	15,000	592,050
Total Bond Funds (cost $2,050,076)		2,134,630

Equity Funds - 95.26%
Commodity Funds - 0.75%
PowerShares DB Gold Fund *	5,000	303,000
PowerShares DB Precious Metals Fund *	5,000	304,000
		607,000
Emerging Markets - 11.03%
iShares MSCI All Country Asia ex Japan Index Fund	5,000	275,400
iShares S&P Latin America 40 Index Fund	30,000	1,393,800
Vanguard MSCI Emerging Markets ETF	170,000	7,194,400
		8,863,600
International Equity - 1.73%
iShares MSCI Pacific ex-Japan Index Fund	20,000	857,600
iShares S&P Europe 350 Index Fund	15,000	533,700
		1,391,300
Large Cap Blend - 13.98%
Barclays ETN+Long C Leveraged ETN Linked to S&P 500 *	60,000	8,721,600
SPDR S&P 500 ETF Trust	13,000	1,705,730
Vanguard Total Stock Market ETF	12,000	810,720
		11,238,050
Large Cap Growth - 4.97%
PowerShares QQQ Trust Series 1	66,000	3,993,660

Large Cap Value - 7.14%
iShares High Dividend Equity Fund	50,000	2,727,500
iShares Morningstar Large Value Index Fund	10,000	602,200
RevenueShares Large Cap ETF	20,000	488,000
SPDR S&P Dividend ETF	35,000	1,919,050
		5,736,750
Mid Cap Blend - 32.64%
iShares Russell Midcap Index Fund	45,000	4,697,100
iShares S&P MidCap 400 Index Fund	42,000	3,922,380
SPDR S&P MidCap 400 ETF Trust	66,000	11,220,000
Vanguard Extended Market ETF	50,000	2,789,000
Vanguard Mid-Cap ETF	47,000	3,608,660
		26,237,140
AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Appreciation Fund
January 31, 2012 (Unaudited)
	Shares	Value
Mid Cap Value - 2.34%
iShares Dow Jones Select Dividend Index Fund	35,000	$ 1,882,300

Small Cap Blend - 14.40%
iPath Long Extended Russell 2000 TR Index ETN *	10,000	637,200
iShares Russell 2000 Index Fund	40,000	3,162,800
PowerShares FTSE RAFI US 1500 Small-Mid EFT	5,000	322,500
Vanguard Small Cap ETF	100,000	7,451,000
		11,573,500
Small Cap Value - 0.73%
RevenueShares Small Cap ETF	17,000	590,240

Specialty - 5.55%
iShares Dow Jones US Pharmaceuticals Index Fund	12,000	934,800
SPDR Consumer Staples Select Sector Fund	4,000	128,120
SPDR Industrial Select Sector Fund	22,000	796,400
SPDR S&P Biotech ETF *	12,000	919,320
SPDR S&P Pharmaceuticals ETF	32,000	1,681,920
		4,460,560

Total Equity Funds (cost $68,107,787)		76,574,100

Money Market Funds - 1.07%
Fifth Third Institutional Money Market Fund	858,182	858,182
Total Money Market Funds (cost $858,182)		858,182

Total Investments (cost $72,443,364)(a) - 100.96%		$ 81,154,622
Liabilities In Excess of Other Assets - (0.96)%		(773,471)
NET ASSETS - 100.00%		$ 80,381,151

* Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Appreciation Fund
January 31, 2012 (Unaudited)
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 8,769,662
	Unrealized depreciation:	(58,404)
	Net unrealized appreciation:	$ 8,711,258

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Appreciation Fund
January 31, 2012 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,587,710	$ -	$ -	$ 1,587,710
Bond Funds	2,134,630	-	-	2,134,630
Equity Funds	76,574,100	-	-	76,574,100
Money Market Funds	858,182	-	-	858,182
Total	$ 81,154,622	$ -	$ -	$ 81,154,622

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & 2 during the period.

 It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Shelter Fund
January 31, 2012 (Unaudited)
	Shares	Value
Equity Funds - 24.86%
Emerging Markets - 1.26%
iShares MSCI Emerging Markets Index Fund	10,250	$ 431,832
Vanguard MSCI Emerging Markets Index Fund	10,200	431,664
		863,496
Large Cap Blend - 21.09%
iShares S&P 500 Index Fund	54,645	7,200,572
SPDR S&P 500 ETF Trust	54,985	7,214,582
		14,415,154
Mid Cap Blend - 1.25%
iShares Russell Midcap Index Fund	4,075	425,348
Vanguard Mid-Cap ETF	5,575	428,049
		853,397
Small Cap Blend - 1.26%
iShares Russell 2000 Index Fund	5,425	428,955
Vanguard Small-Cap ETF	5,750	428,433
		857,388

Total Equity Funds (cost $16,718,381)		16,989,435
	Principal ($)
U.S. Government and Agency Obligations - 73.75%
United States Treasury Bond, zero coupon due 5/15/13	$ 3,000,000	2,992,380
United States Treasury Bond, zero coupon due 5/15/13	3,000,000	2,996,130
United States Treasury Bond, zero coupon due 8/15/13	6,000,000	5,980,320
United States Treasury Bond, zero coupon due 11/15/13	3,000,000	2,987,460
United States Treasury Bond, zero coupon due 2/15/14	3,000,000	2,986,050
United States Treasury Bond, zero coupon due 5/15/14	3,000,000	2,984,070
United States Treasury Bond, zero coupon due 8/15/14	3,000,000	2,979,360
United States Treasury Bond, zero coupon due 11/15/14	3,000,000	2,974,230
United States Treasury Bond, zero coupon due 2/15/15	3,000,000	2,970,000
United States Treasury Bond, zero coupon due 5/15/15	3,000,000	2,962,380
United States Treasury Bond, zero coupon due 8/15/15	3,000,000	2,954,481
United States Treasury Bond, zero coupon due 11/15/15	3,000,000	2,948,670
United States Treasury Bond, zero coupon due 2/15/16	3,000,000	2,940,810
United States Treasury Bond, zero coupon due 5/15/16	3,000,000	2,928,060
United States Treasury Bond, zero coupon due 8/15/16	3,000,000	2,912,220
United States Treasury Bond, zero coupon due 11/15/16	3,000,000	2,900,520
Total U.S. Government and Agency Obligations (cost $50,257,773)		50,397,141
AdvisorOne Funds Quarterly Report

Schedule of Investments - Shelter Fund (Continued)
January 31, 2012 (Unaudited)
	Shares	Value
Money Market Funds - 1.45%
Fifth Third Institutional Money Market Fund	993,269	$ 993,269
Total Money Market Funds (cost $993,269)		993,269

Total Investments (cost $67,969,423)(a) - 100.06%		$ 68,379,845
Liabilities In Excess of Other Assets - (0.06)%		(39,595)
NET ASSETS - 100.00%		$ 68,340,250

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 419,997
	Unrealized depreciation:	(9,575)
	Net unrealized appreciation:	$ 410,422

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

AdvisorOne Funds Quarterly Report

Schedule of Investments - Shelter Fund (Continued)
January 31, 2012 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Shelter Fund (Continued)
January 31, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 16,989,435	$ -	$ -	$ 16,989,435
U.S. Government & Agency Obligations	50,397,141	-	-	50,397,141
Money Market Funds	993,269	-	-	993,269
Total	$ 68,379,845	$ -	$ -	$ 68,379,845

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

_/s/ Patrick Clarke

       W. Patrick Clarke, President

Date

4/2/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

_/s/ Patrick Clarke

        W. Patrick Clarke, President

Date

4/2/12

By (Signature and Title)

/s/Andrew Rogers

       Andrew Rogers, Treasurer

Date

4/2/12